SHARE CAPITAL (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Risk-free interest rate	2.80%	3.50%
Share price at grant date	$ 0.15	$ 0.12
Exercise price	$ 0.15	$ 0.12
Expected life	5 years	5 years
Expected volatility	57.70%	57.20%
Forfeiture rate	3.50%	7.50%